Revenues	9 Months Ended
Sep. 30, 2018
Revenues
Revenues

11. Revenues

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
	(€ in thousands)		(€ in thousands)
EMEA	2,935	5,660	9,757	12,053
Germany	1,546	1,202	4,284	4,656
France	397	1,077	2,146	2,105
Sweden	46	1,167	209	1,367
Others	946	2,214	3,118	3,925
Asia Pacific	2,269	653	3,486	1,933
Indonesia	1,758	32	1,784	91
China	132	204	460	1,137
South Korea	361	400	667	656
Others	18	17	575	49
Americas	1,917	1,074	4,192	3,084
United States	1,871	911	4,125	2,742
Others	46	163	67	342
Total	7,121	7,387	17,435	17,070